Loans and Allowance for Loan Losses (Details 9) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	[1]	7	7
Pre- Modification	[1]	$ 536	$ 2,042
Post- Modification	[1]	$ 536	$ 1,852
Commercial, financial, and agricultural
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	[1]	0	2
Pre- Modification	[1]	$ 0	$ 250
Post- Modification	[1]	$ 0	$ 229
Residential real estate | Mortgages
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	[1]	7	1
Pre- Modification	[1]	$ 536	$ 519
Post- Modification	[1]	$ 536	$ 374
Real estate - commercial | Mortgages
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	[1]	0	4
Pre- Modification	[1]	$ 0	$ 1,273
Post- Modification	[1]	$ 0	$ 1,249

[1]	The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.